SHAREHOLDERS' EQUITY (Schedule of RSUs and PSUs Activity) (Details)	6 Months Ended
Jun. 30, 2024 $ / shares shares
Amount of RSUs and PSUs
Unvested beginning balance | shares	2,639,337
Granted | shares	791,173
Vested | shares	862,204
Forfeited | shares	70,435
Unvested ending balance | shares	2,497,871
Weighted average grant date fair value
Unvested beginning balance | $ / shares	$ 136.15
Granted | $ / shares	236.28
Vested | $ / shares	127.6
Forfeited | $ / shares	142.41
Unvested ending balance | $ / shares	$ 170.64